EQUITY (Details Narrative)	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 JPY (¥) shares	Dec. 31, 2025 JPY (¥) shares	Dec. 31, 2024 JPY (¥) shares		Dec. 31, 2023 shares
Equity [Abstract]
Common Stock, Shares Authorized		80,000,000		80,000,000	80,000,000
Common Stock, Shares, Issued		26,560,660		26,560,660	25,310,660		25,310,660
Common Stock, Shares, Outstanding		26,160,619		26,160,619	24,910,619		24,910,660
Equity discription	In October 2025, the Company completed its IPO of 1,250,000 ADSs, representing 1,250,000 ordinary shares, at a public offering price of $4.00 per ADS. The offering resulted in net proceeds of JPY658,666,480 ($4,302,198), of which JPY329,333,241($2,100,340) was recorded in ordinary shares and JPY329,333,239 ($2,100,340) was recorded in additional paid-in capital. In connection with the offering, deferred IPO costs of JPY303,679,188 ($1,936,730) were charged against additional paid-in capital.
Warrants issued		37,500	37,500
Fair value warrants		$ 79,161	¥ 12,412,500
Treasury shares		400,041		400,041	400,041
Treasury shares		$ 637,833		¥ 100,012,265	¥ 100,012,265	[1]

[1]	Retrospectively restated for a 1-to-20 share split which became effective on November 1, 2024.